Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A redeemable [Member]
Numerator:
Allocation of net (loss) income					$ (324,619)	$ 9,525,947
Denominator:
Basic weighted average common shares outstanding					5,965,080	24,000,000
Basic net income per common share					$ (0.05)	$ 0.4
Class A non- redeemable [Member]
Numerator:
Allocation of net (loss) income					$ (216,710)
Denominator:
Basic weighted average common shares outstanding					3,982,192
Basic net income per common share					$ (0.05)
Class B Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (234,316)	$ (39,002)	$ (314,341)	$ 98,879	$ (109,809)	$ 2,383,487
Denominator:
Basic weighted average common shares outstanding	900,000	900,000	900,000	3,166,667	2,017,808	6,000,000
Basic net income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.4